Costs and ExpensesBy Nature (Details) - Schedule of salaries, wages and fringe benefits comprise - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of salaries, wages and fringe benefits comprise [Abstract]
Salaries	S/ 1,068,013	S/ 756,873	S/ 786,346
Statutory gratification	96,612	85,010	88,369
Social contributions	75,395	57,225	61,533
Employee’s severance indemnities	66,827	55,523	49,944
Vacations	49,409	39,499	39,298
Workers’ profit sharing (Note 25)	8,888	2,170	6,340
Others	29,890	26,008	37,051
Total	S/ 1,395,034	S/ 1,022,308	S/ 1,068,881